PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 25,724	$ 21,882	$ 75,376	$ 98,325	$ 121,078	$ 129,985
Depreciation capitalized lease		2,160		6,480
Amortization expense	$ 12,226	$ 10,899	35,078	30,619	43,518	42,663
Purchase of patents			$ 97,000
Issuance of common stock, shares	120,000		120,000
Legal patent costs capitalized			$ 168,529	$ 43,621
Accumulated depreciation					37,177	28,537
Write off of intangibles						58,522
Patents [Member]
Patent costs capitalized					49,480	45,930
Property and Equipment [Member]
Depreciation expense					$ 8,640	$ 8,640